Cover	Oct. 26, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 26, 2026
Entity Registrant Name	Carlyle Credit Solutions, Inc.
Entity Central Index Key	0001702510
Entity Incorporation, State or Country Code	MD
Entity File Number	814-01248
Entity Tax Identification Number	81-5320146
Entity Address, Address Line One	One Vanderbilt Avenue,
Entity Address, Address Line Two	Suite 3400
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	813-4900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Flag	false